Income tax benefit - Reconciliation of income tax (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income tax benefit
Net result for the year before tax	kr (576,677)	kr 625,051		kr (279,913)
Corporate tax rate in Denmark	22.00%	22.00%		22.00%
Expected tax expenses/(benefit)	kr 126,869	kr (137,511)		kr 61,581
Adjustment for non-deductible expenses	(947)	(65)		(62)
Adjustment for non-taxable income	964	0		0
Adjustment for exercised warrants	(1,653)	(2,228)		(1,732)
Adjustment for R&D super deduction	1,676	1,427		0
Tax effect on exercise of warrants	6,092	8		688
Tax effect on expired warrants	175	151		(4,407)
Warrant - share price development	4,050	0		0
Change in tax assets (not recognized)	(132,090)	94,445		(50,568)
Total income tax expense/benefit	kr 5,136	kr (43,773)	[1]	kr 5,500	[1]

[1]	See note 1 to the consolidated financial statements.